Hatteras Core Alternatives Fund, L.P.	Schedule of Investments
June 30, 2024 (Unaudited)
Hatteras Core Alternatives Fund, L.P. (1)

Investments in Hatteras Master Fund, L.P., at Value - (695.30%)	$79,222
Liabilities in Excess of Other Assets - (-595.30%)	(67,828)
Partners’ Capital — (100.00%)	$11,394

(1) Invests the majority of its assets in Hatteras Master Fund, L.P.
The Schedule of Investments of Hatteras Master Fund, L.P. is included below.

Hatteras Master Fund L.P.	Schedule of Investments
	June 30, 2024 (Unaudited)

Investments in Common Stock — (193.46%)	Shares	Cost	Fair Value
Beneficient - Class A (a)(b)	468,292	$277,891,007	$1,039,608
Total Investments in Common Stock	468,292	$277,891,007	$1,039,608

Total Investments — (193.46%)		277,891,007	1,039,608
Liabilities in Excess of Other Assets — (-93.46%)			(502,225)
Partners’ Capital — (100.00%)			$537,383

(a) Non-Income producing asset.
(b) The provisions of the 1940 Act classify investments further based on the level of ownership that the Fund maintains in a particular portfolio company. As defined in the 1940 Act, an investment is generally deemed as “non-affiliated” when the Fund owns less than 5% of a portfolio company’s outstanding voting securities and “affiliated” when the Fund owns 5% or more of a portfolio company’s outstanding voting securities. The Fund classifies this investment as “affiliated”. See note 9 for additional information regarding affiliated transactions.

Valuation of Investments

The Hatteras Master Fund, L.P. (the “Fund”) classifies its assets and liabilities that are reported at fair value, not valued using net asset value (“NAV”) as the practical expedient into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs may be used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities.

Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

The following table presents the Fund’s fair value hierarchy for those assets and liabilities measured at fair value as of June 30, 2024.

Investments at Value	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Investment Type
Common Stock	$1,039,608	$-	$-	$-	$1,039,608
Total Investments	$1,039,608	$-	$-	$-	$1,039,608

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on recurring basis:

Level 3 Investments	Balances as of March 31, 2024	Transfers into/ (out of)	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions	Gross Purchases	Gross Sales	Balance as of June 30, 2024
Private Preferred Equity	$-	$-	$-	$-	$-	$-	$-	$-
Total Level 3 Investments	$-	$-	$-	$-	$-	$-	$-	$-

Should a transfer between Levels occur, it is the Fund’s policy to recognize transfers in and out of all Levels at the beginning of reporting period.

The change in unrealized appreciation/depreciation from Level 3 investments held at June 30, 2024 is $0.

As of June 30, 2024, the Master Fund had the following Affiliated Investments.

	March 31, 2024							June 30, 2024
Issuer	Beginning Quantity Held	Beginning Market Value	Transfers in/ (out)	Gross Additions	Gross Reductions	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Ending Market Value	Ending Quantity Held
Beneficient - Class A	37,463,343	$2,510,044	$-	$-	$-	$(1,470,436)	$-	$1,039,608	468,292

Total	37,463,343	$2,510,044	$-	$-	$-	$(1,470,436)	$-	$1,039,608	468,292